CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Beginning Balance	¥ 694,530
Expected Credit Loss Determined In Accordance With Ifrs 9	(15,118)
Ending Balance	¥ 275,712